SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of subsidiaries [abstract]
Schedule of interests in subsidiaries
The following tables contain summarized financial information of the Corporation, BFI, BFL, BIC and non-guarantor subsidiaries:

AS AT AND FOR THE THREE MONTHS ENDED JUN. 30, 2019 (MILLIONS)	The Corporation[1]	BFI	BFL	BIC	Subsidiaries of the corporation other than BFI, BFL and BIC[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$—	$38	$—	$27	$18,152	$(1,293)	$16,924
Net income attributable to shareholders	399	30	—	8	633	(671)	399
Total assets	63,427	5,411	8	3,479	301,264	(87,253)	286,336
Total liabilities	32,626	3,953	1	2,243	178,629	(34,245)	183,207

AS AT DEC. 31, 2018 AND FOR THE THREE MONTHS ENDED JUN. 30, 2018 (MILLIONS)	The Corporation[1]	BFI	BFL	BIC	Subsidiaries of the corporation other than BFI, BFL and BIC[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$181	$9	$13	$29	$14,200	$(1,156)	$13,276
Net income attributable to shareholders	680	(13)	(1)	30	484	(500)	680
Total assets	59,105	4,330	13	3,296	271,534	(81,997)	256,281
Total liabilities	29,290	2,909	6	2,198	154,458	(29,730)	159,131

FOR THE SIX MONTHS ENDED JUN. 30, 2019 (MILLIONS)	The Corporation[1]	BFI	BFL	BIC	Subsidiaries of the Corporation other than BFI, BFL and BIC[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$(21)	$72	$—	$54	$35,304	$(3,277)	$32,132
Net income attributable to shareholders	1,014	34	—	16	1,969	(2,019)	1,014

FOR THE SIX MONTHS ENDED JUN. 30, 2018 (MILLIONS)	The Corporation[1]	BFI	BFL	BIC	Subsidiaries of the Corporation other than BFI, BFL and BIC[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$395	$22	$26	$58	$27,665	$(2,259)	$25,907
Net income attributable to shareholders	1,537	(21)	(1)	39	964	(981)	1,537

1.	This column accounts for investments in all subsidiaries of the Corporation under the equity method.

2.	This column accounts for investments in all subsidiaries of the Corporation other than BFI, BFL and BIC on a combined basis.

3.	This column includes the necessary amounts to present the company on a consolidated basis.